PARENT ENTITY FINANCIAL INFORMATION	12 Months Ended
Jun. 30, 2023
Parent Entity Financial Information
PARENT ENTITY FINANCIAL INFORMATION

33. PARENT ENTITY FINANCIAL INFORMATION

The individual financial statements for the parent entity show the following aggregate amounts:

	2023 A$	2022 A$	2021 A$
Statement of Financial Position
Current assets	10,035,224	5,022,689	21,809,918
Non-current assets	4,237,344	5,815,118	2,011,338
Total assets	14,272,568	10,837,807	23,821,256
Current liabilities	2,841,919	2,270,626	1,317,378
Non-current liabilities	314,999	589,745	7,694,668
Total liabilities	3,156,918	2,860,371	9,012,046

Shareholders’ equity
Share Capital	161,342,707	155,138,636	153,574,974
Other reserves	(117,131)	(117,131)	(117,131)
Share-based payment	3,917,101	8,937,157	8,499,649
Accumulated losses	(154,027,027)	(155,981,226)	(147,148,282)

Total Equity	11,115,650	7,977,436	14,809,210

Loss for the year	(3,697,316)	(8,833,064)	(1,601,672)

For the year ended June 30, 2023, A$30,956,037 impairment loss previously recognized on intercompany loan balances between the parent and its subsidiaries was reversed (2022: Nil, 2021: A$4,482,965 recognized as impairment loss reversal). The parent entity forgave loan balances with subsidiaries representing A$26,072,596 during the year.